SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying unaudited condensed consolidated financial statements are summarized below.

(a) Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

(b) Principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating activities.

(b) Principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating activities.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, allowances for expected credit losses, estimates for inventory provisions, useful lives and impairment of long-lived assets, and valuation allowance for deferred tax assets.

(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, allowances for expected credit losses, estimates for inventory provisions, useful lives and impairment of long-lived assets, and valuation allowance for deferred tax assets.

Functional currency and foreign currency translation

(d) Functional currency and foreign currency translation

The Company’s reporting currency is the United States dollars (“$”). The functional currency of the Company and its subsidiary which is incorporated in BVI, Cayman is lands and Hong Kong is United States dollars (“$”). The functional currencies of the other subsidiaries are their respective local currencies (“RMB”). The determination of the respective functional currency is based on the criteria set out by Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Revenues and expenses of its subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of shareholders’ equity. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand. Translation of amounts from RMB into US dollars has been made at the following exchange rates for the respective periods:

Six months ended June 30, 2025
Balance sheet, except for equity accounts	RMB7.1636 to US$1.00
Income statement and cash flows	RMB7.2526 to US$1.00

Year ended December 31, 2024
Balance sheet, except for equity accounts	RMB7.2993 to US$1.00
Income statement and cash flows	RMB7.1957 to US$1.00

Six months ended June 30, 2024
Balance sheet, except for equity accounts	RMB7.2672 to US$1.00
Income statement and cash flows	RMB7.2150 to US$1.00

(d) Functional currency and foreign currency translation

The Company’s reporting currency is the United States dollars (“$”). The functional currency of the Company and its subsidiary which is incorporated in BVI, Cayman islands and Hong Kong is United States dollars (“$”). The functional currencies of the other subsidiaries are their respective local currencies (“RMB”). The determination of the respective functional currency is based on the criteria set out by Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Revenues and expenses of its subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of shareholders’ equity. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand. Translation of amounts from RMB into US dollars has been made at the following exchange rates for the respective periods:

Year ended December 31, 2023
Balance sheet, except for equity accounts	RMB7.0999 to US$1.00
Income statement and cash flows	RMB7.0811 to US$1.00

Year ended December 31, 2024
Balance sheet, except for equity accounts	RMB7.2993 to US$1.00
Income statement and cash flows	RMB7.1957 to US$1.00

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and in banks and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less.

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Cash and cash equivalents	$74,623	$146,514
Restricted cash	125,905	171,487
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$200,528	$318,001

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and in banks and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less.

	As of December 31, 2024	As of December 31, 2023
Cash and cash equivalents	$146,514	$756
Restricted cash	171,487	307,826
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$318,001	$308,582

Restricted cash

(f) Restricted cash

Restricted cash represents for (a) frozen cash relating to the court order; (b) security deposits held in designated bank accounts for the repayment of the notes payable, and (c) security deposit for executing the sales contract with one customer.

As of June 30, 2025 and December 31, 2024, the restricted cash presented separately on the consolidated balance sheets as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Frozen amount	$125,905	$171,487
Total restricted cash shown in the statements of cash flows	$125,905	$171,487

(f) Restricted cash

Restricted cash represents for (a) frozen cash relating to the court order; (b) security deposits held in designated bank accounts for the repayment of the notes payable, and (c) security deposit for executing the sales contract with one customer.

As of December 31, 2024 and December 31, 2023, the restricted cash presented separately on the consolidated balance sheets as follows:

	As of December 31, 2024	As of December 31, 2023
Frozen amount (a)	$171,487	$307,826
Total restricted cash shown in the statements of cash flows	$171,487	$307,826

(a)	This frozen amount is due to the court order primarily resulted from the legal proceedings related to the contract disputes with customers (See Note 22-ii) Litigation.

Short term investment

(g) Short term investment

The Company classifies fund investments with original investment terms exceeding three months but less than one year as short-term investments. As of June 30, 2025 and December 31, 2024, the Company held short-to-medium term money market funds with fair values of approximately $7,028,594 and $7,028,594, respectively. Related investment income has been recognized in the consolidated statements of operations and comprehensive loss, with investment gains of nil recorded for the six months ended June 30, 2025 and 2024, respectively.

(g) Short term investment

The Company classifies fund investments with original investment terms exceeding three months but less than one year as short-term investments. As of December 31, 2024 and 2023, the Company held short-to-medium term money market funds with fair values of approximately $7,028,594 and $nil, respectively. Related investment income has been recognized in the consolidated statements of operations and comprehensive loss, with investment gains of $28,594, $0, and $0 recorded for the years ended December 31, 2024, 2023, and 2022, respectively.

Accounts receivable, net

(h) Accounts receivable, net

Accounts receivable are recorded at the gross billing amount less an allowance for expected credit losses from the customers. Accounts receivable do not bear interest.

Since July 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Company maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance in the combined statements of operations and comprehensive income (loss). The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, services or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customer.

The Company is in the battery technology industry and generates its revenue streams from the sale of battery packs, cells and battery spare parts. Historical credit losses from accounts receivable and retention receivable provides the starting point for management’s assessment of the reserve for credit losses. The Company determined the CECL by estimating historical credit loss experience based on the Company’ industry demand, risk profile, or past due status and adjusted as appropriate to reflect current conditions and estimates of future economic conditions (such as GDP factor or unemployment factor).

The Company estimated the credit losses for accounts receivable based on historical credit loss experience using the roll-rate method. By utilizing the historical aging data from January 2018 to December 31, 2024, the Company estimated the credit losses on accounts receivable based on rolling loss ratio for the past three years on a semi-annual basis. In assessing relevant information, management scored its assessment of current economic conditions and future expectations, credit ratings, security deposit, and default cover age proportionally, and determined that a 100% credit loss shall be reserved for accounts receivable overdue three years.

In 2025, the Company identified seven customers as uncollectible due to negligible collections during the year. Certain customers also initiated litigation concerning product quality issues. Based on an assessment of recoverability and the customers’ repayment intentions, these customers were classified as uncollectible, and a 100% credit loss allowance was recognized for those accounts receivable.

The Company estimated credit losses for retention receivable based on historical credit loss experience using the historical annual loss rate methodology and taking forward-looking factors from 2020 to 2029 to score future factors proportionality of significant economic growth fates inflation rates, unemployment rates and demand from the battery industry. The management judgmentally elects to use additional 10% and 5% credit loss to adjust for future factors of retention receivable for the six months ended June 30, 2025 and 2024 respectively.

The Company also recorded provision for credit losses of US$23,132 and US$141,639 for the six months ended June 30, 2025 and 2024, respectively (see Note 4).

(h) Accounts receivable, net

Accounts receivable are recorded at the gross billing amount less an allowance for expected credit losses from the customers. Accounts receivable do not bear interest.

Since July 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Company maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance in the combined statements of operations and comprehensive income (loss). The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, services or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customer.

The Company is in the battery technology industry and generates its revenue streams from the sale of battery packs, cells and battery spare parts. Historical credit losses from accounts receivable and retention receivable provides the starting point for management’s assessment of the reserve for credit losses. The Company determined the CECL by estimating historical credit loss experience based on the Company’ industry demand, risk profile, or past due status and adjusted as appropriate to reflect current conditions and estimates of future economic conditions (such as GDP factor or unemployment factor).

The Company estimated the credit losses for accounts receivable based on historical credit loss experience using the roll-rate method. By utilizing the historical aging data from January 2018 to December 31, 2024, the Company estimated the credit losses on accounts receivable based on rolling loss ratio for the past three years on a semi-annual basis. In assessing relevant information, management scored its assessment of current economic conditions and future expectations, credit ratings, security deposit, and default cover age proportionally, and determined that a 100% credit loss shall be reserved for accounts receivable overdue three years.

In 2024, the Company identified seven customers as uncollectible due to negligible collections during the year. Certain customers also initiated litigation concerning product quality issues. Based on an assessment of recoverability and the customers’ repayment intentions, these customers were classified as uncollectible, and a 100% credit loss allowance was recognized for those accounts receivable.

The Company estimated credit losses for retention receivable based on historical credit loss experience using the historical annual loss rate methodology and taking forward-looking factors from 2020 to 2029 to score future factors proportionality of significant economic growth rates, inflation rates, unemployment rates and demand from the battery industry. The management judgmentally elects to use additional 10% and 5% credit loss to adjust for future factors of retention receivable for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company also recorded provision for credit losses of $2,763,188 for the year ended December 31, 2024, and reversal from credit losses of $301,002 for the year ended December 31, 2023 and allowance for doubtful account of $1,211,221 for the year ended December 31, 2022, respectively (see Note 4).

Inventories, net

(i) Inventories, net

Inventories consist of raw materials, work in process, semi-finished goods and finished goods and are stated at the lower of cost or net realizable value. Cost is calculated on the first in first out (“FIFO”), which is consistent with the physical flow of battery raw materials and finished goods and includes all costs to acquire and other costs to bring the inventories to their present location and condition. The Company records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Company also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the products less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

(i) Inventories, net

Inventories consist of raw materials, work in process, semi-finished goods and finished goods and are stated at the lower of cost or net realizable value. Cost is calculated on the first in first out (“FIFO”), which is consistent with the physical flow of battery raw materials and finished goods and includes all costs to acquire and other costs to bring the inventories to their present location and condition. The Company records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Company also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the products less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Property, plant and equipment, net

(j) Property, plant and equipment, net

Property, plant and equipment (including construction in progress) are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets except the depreciation method for mold and tooling:

Property, plant and equipment	Lesser of lease term or expected useful life(number of years)
Machinery and equipment	3-10 years
Office equipment	4 – 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

Mold and tooling are depreciated based on the units-of-production.

The cost and accumulated depreciation of property, plant and equipment sold are removed from the consolidated balance sheets and resulting gains or losses are recognized in the consolidated statements of operations and comprehensive loss.

Construction in progress represents manufacturing facilities and equipment under construction, and is stated at cost. The capitalization of these costs ceases when construction in progress is transferred to property, plant and equipment and substantially ready for its intended use. No depreciation is recorded for construction in progress.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

(j) Property, plant and equipment, net

Property, plant and equipment (including construction in progress) are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets except the depreciation method for mold and tooling:

Property, plant and equipment	Lesser of lease term or expected useful life(number of years)
Machinery and equipment	3-10 years
Office equipment	4 – 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

Mold and tooling are depreciated based on the units-of-production.

The cost and accumulated depreciation of property, plant and equipment sold are removed from the consolidated balance sheets and resulting gains or losses are recognized in the consolidated statements of operations and comprehensive loss.

Construction in progress represents manufacturing facilities and equipment under construction, and is stated at cost. The capitalization of these costs ceases when construction in progress is transferred to property, plant and equipment and substantially ready for its intended use. No depreciation is recorded for construction in progress.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

Intangible assets, net

(k) Intangible assets, net

Intangible assets consist of software and patents, which are carried at acquisition cost less accumulated amortization and impairment, if any. Intangible assets are amortized using straight-line method over the estimated economic useful lives of the assets. The useful lives are based on the Company’s historical experience with similar assets and take into account the anticipated technological changes. The amortization expenses of software and patents are recorded in general and administrative expenses depending upon the nature of activities.

The Company reviews the estimated useful lives of assets annually to determine the amount of amortization expense to be recorded during any financial year. The amortization expense for future periods is adjusted if there are significant changes from previous estimates. Estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Software	2-5 years
Patents	5 years

(k) Intangible assets, net

Intangible assets consist of software and patents, which are carried at acquisition cost less accumulated amortization and impairment, if any. Intangible assets are amortized using straight-line method over the estimated economic useful lives of the assets. The useful lives are based on the Company’s historical experience with similar assets and take into account the anticipated technological changes. The amortization expenses of software and patents are recorded in general and administrative expenses depending upon the nature of activities.

The Company reviews the estimated useful lives of assets annually to determine the amount of amortization expense to be recorded during any financial year. The amortization expense for future periods is adjusted if there are significant changes from previous estimates. Estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Software	2-5 years
Patents	5 years

Impairment of long-lived assets

(l) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. When an impairment loss is recognized for assets to be held and used, the adjusted carrying amounts of those assets are depreciated over their remaining useful life. For the periods presented. we have not recorded any material impairment.

(l) Impairment of long-lived assets

To adapt to market technology developments and improve production efficiency, in 2024 the Company formulated a clear plan to upgrade and replace certain production equipment. This plan covers a group of aged assets that are still recorded on the Company’s balance sheet and are expected to be disposed of externally during 2025.

In order to reasonably estimate the recoverable amount of these assets, management proactively engaged with several professional equipment recyclers and suppliers in the market and obtained formal quotations. Based on these market quotes, the estimated net realizable value of the equipment was determined to be lower than its current carrying amount, indicating clear evidence of impairment. Accordingly, the Company recognized an impairment loss of USD$ 10,350,589 in 2024.

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. The impairment test compares the carrying amount of the assets to the sum of the expected future undiscounted cash flows directly associated with the use and eventual disposition of the assets. If the carrying amount exceeds the recoverable amount, an impairment loss is recognized equal to the excess of the carrying amount over the fair value.

For the year ended December 31, 2024, based on the above evaluation, the Company concluded that certain aged equipment met the criteria for impairment and recognized the impairment loss noted above.

Fair value measurement

(m) Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, other receivables (included in “other current assets”), accounts payable, long-term loan payable, amounts due to related parties, short-term borrowings, contract liabilities and other payables (included in “accrued expenses and other current liabilities”), of which the carrying values approximate their fair value. Lease liabilities are measured at amortized cost using discounted rates reflected time value of money.

(m) Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, other receivables (included in “other current assets”), accounts payable, long-term loan payable, amounts due to related parties, short-term borrowings, contract liabilities and other payables (included in “accrued expenses and other current liabilities”), of which the carrying values approximate their fair value. Lease liabilities are measured at amortized cost using discounted rates reflected time value of money.

Warrant Shares

(n) Warrant Shares

The Company issued warrant shares to a group of original institutional shareholders of Huizhou Yipeng and eligible to exchange the Company’s Class A ordinary shares at the par value of $0.00001 per share upon the completion of the approvals from and filings and registrations with competent branches of Chinese State Administration of Foreign Exchange (“SAFE”) office, National Development and Reform Commission (“NDRC”) and Ministry of Commerce (“ MOFCOM”) as well as other competent PRC governmental authorities with jurisdiction of the outbound direct investment by PRC entities (the “ODI Approvals”) (“Warrant Shares “).

The accounting treatment of warrant shares is determined pursuant to the guidance provided by ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. The freestanding equity-linked instrument that becomes issuable, exercisable, or settleable only upon the occurrence or nonoccurrence of a specified event is considered issued for accounting purpose and evaluated under ASC 815-40. After evaluation that the Warrant Shares are indexed to and settled in the Company’s own stock, management classified the issued Warrant Shares as equity.

In November 2023, the Company issued 105,430,851 Warrant Shares to certain holders, and the holders of Warrant Shares exercised all of their warrants converted into 36,831,228 Class A ordinary shares on October 29, 2024 upon the completion of the ODI Approvals on September 11, 2024.

Revenue recognition

(n) Revenue recognition

From January 1, 2019, the Company adopted the new guidance of ASC Topic 606, Revenue from Contracts with Customers (Topic 606), which requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies the following steps to recognize revenues: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

The Company’s revenues are mainly generated from 1) sales of battery packs; 2) sales of battery cells; 3) sales of battery spare parts and other such as sales of product waste and scraps.

Sales of Battery packs and battery cells

The Company generates revenue from sales of battery packs and battery cells through sales contract including master agreements and sales orders from the customers, which contain fixed sales price, payment terms, specifications, delivery and acceptance terms, transportation terms, etc., and are all signed-off and stamped. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The Company also identifies only one performance obligation in the contract which is to deliver battery packs and battery cells.

In order for the Company to provide specific battery packs and battery cells explicitly stated in a sales contract or sales orders, the Company requires certain deposits or full amount payment made in advance. Revenue is recognized at the point in time upon the customer’s acceptance of products, which is when control of the promised goods is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to for the products sold.

Revenues are recorded net of return allowances, sales incentives, value-added taxes and related surcharges. For all the Company’s battery packs and battery cells sold, the contract price is fixed or determinable. There is no explicit term related to right of return in the contract. Based on the past experience, the likelihood of sales return of other customers is remote. In normal course of business, there is only one single delivery assigned for an individual contract. The customer receives and inspects the battery pack/battery unit at the designated location, thereby completing the delivery of the battery packs/battery cells. The Company recognizes the sales revenue and collects payment from the customer within one week.

The Company presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

Sales of battery spare parts and others

The Company typically enters into formal written contracts for the sale of spare parts, scrap, product waste, etc. which includes the general payment and delivery terms, and specific orders shall be placed to the Company. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations. Under the specific order, full amount prepayment is required, and the Company’s performance obligation is to transfer agreed-upon battery spare parts, scrap and product waste. The revenue is recognized at a point in time upon the customer’s acceptance of battery spare parts or scrap and product waste.

For all the Company’s contract, the contract price is fixed or determinable and no right of return provision indicated in the contract, no price discount, neither variable consideration nor contract modifications. Most of the spare parts are materials generated after the battery is scrapped, and the sale does not provide any warranty business. For delivery of products, the Company believes a single performance obligation is satisfied at a point in time upon: Spare parts and scrap – the products are received and inspected by the customers at the designated places. The Company recognizes revenue when the above criteria are met and collects payments from customers within one week.

Net revenues by product:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Battery packs/battery cells	$209,409	$89,058
Battery spare parts and others	4,630	276,917
Total consolidated revenue	$214,039	$365,975

Contract Balances

Contract balances include accounts receivable and contract liabilities. Accounts receivable represent cash not received from customers and are recorded when the rights to consideration are unconditional. The provision from credit loss reflects the best estimate of probable losses inherent to the accounts receivable balance.

According to ASC 606-10-45-2, if a customer pays consideration or the Company has a right to an amount of consideration that is unconditional (that is, a receivable), before the Company transfers a good or service to the customer, the Company shall present the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Company’s obligation to transfer goods or services to a customer for which the entity has received consideration (or an amount of consideration is due) from the customer. The Company records US$4,103,847 and US$3,878,202 as contract liabilities as of June 30, 2025 and December 31, 2024, respectively.

The table below presents the activity of contract liabilities during the six months ended June 30, 2025 and 2024, respectively:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at beginning of period	$3,878,202	$3,893,986
Deposits received	106,166	65,973
Revenue recognized	(5,798)	(53,222)
Exchange difference	125,277	(89,737)
Balance at end of period	$4,103,847	$3,817,000

(p) Revenue recognition

From January 1, 2019, the Company adopted the new guidance of ASC Topic 606, Revenue from Contracts with Customers (Topic 606), which requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies the following steps to recognize revenues: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

The Company’s revenues are mainly generated from 1) sales of battery packs; 2) sales of battery cells; 3) sales of battery spare parts and other such as sales of product waste and scraps.

Sales of Battery packs and battery cells

The Company generates revenue from sales of battery packs and battery cells through sales contract including master agreements and sales orders from the customers, which contain fixed sales price, payment terms, specifications, delivery and acceptance terms, transportation terms, etc., and are all signed-off and stamped. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The Company also identifies only one performance obligation in the contract which is to deliver battery packs and battery cells.

In order for the Company to provide specific battery packs and battery cells explicitly stated in a sales contract or sales orders, the Company requires certain deposits or full amount payment made in advance. Revenue is recognized at the point in time upon the customer’s acceptance of products, which is when control of the promised goods is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to for the products sold.

The Company presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

Sales of battery spare parts and others

The Company typically enters into formal written contracts for the sale of spare parts, scrap, product waste, etc. which includes the general payment and delivery terms, and specific orders shall be placed to the Company. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations. Under the specific order, full amount prepayment is required, and the Company’s performance obligation is to transfer agreed-upon battery spare parts, scrap and product waste. The revenue is recognized at a point in time upon the customer’s acceptance of battery spare parts or scrap and product waste.

Net revenues by product:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Battery packs/battery cells	$103,756	$2,986,710	$6,641,633
Battery spare parts and others	283,184	176,029	173,915
Total consolidated revenue	$386,940	$3,162,739	$6,815,548

Contract Balances

Contract asset represent the Company’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time. The Company had no contract assets recorded on its balance sheets as of December 31, 2024 and 2023.

The contract liabilities are advances from customers, which represent the cash received for goods and services in advance of revenue recognition and is recognized as revenue when the Company fulfills its performance obligation. The Company’s advances from customers amounted to $3,878,202 and $3,893,986 as of December 31, 2024 and 2023, respectively.

The table below presents the activity of contract liabilities during the years ended December 31, 2024 and 2023 respectively:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Balance at beginning of year	$3,893,986	$5,632,870
Deposits received	105,390	215,495
Revenue recognized	(14,796)	(1,797,754)
Exchange difference	(106,378)	(156,625)
Balance at end of year	$3,878,202	$3,893,986

Product warranty

(o) Product warranty

The Company provides a manufacturer’s standard warranty on battery packs and battery cells products sold, which entails repair or replacement of non-conforming items, in conjunction with the sales of products.

The Company’s product warranty generally ranges from one to eight years (or 120,000 or 500,000 kilometer if reached sooner). The Company establishes a reserve for the estimated cost of the product warranty at the time revenue is recognized. The warranty liability recorded at each balance sheet date reflects management’s best estimates of its product warranty based on historical information and other currently available evidence, including actual claims incurred to date and an estimate of the nature, frequency and costs of future claims for each customer.

The Company review and adjust the estimates to ensure that accruals are adequate to meet expected future warranty obligations. Initial warranty data is limited early in the launch of a new product and accordingly, future adjustments to the warranty accrual may be material.

The portion of the warranty that is expected to incur within the next 12 months is recorded in current liabilities, while the remaining balance is recorded in non-current liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of selling expenses.

The Company considers the standard warranty is not providing incremental service to customers rather than assurance to the quality of the battery packs and battery cells, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees.

(q) Product warranty

The Company provides a manufacturer’s standard warranty on battery packs and battery cells products sold, which entails repair or replacement of non-conforming items, in conjunction with the sales of products.

The Company’s product warranty generally ranges from one to eight years (or 120,000 or 500,000 kilometer if reached sooner). The Company establishes a reserve for the estimated cost of the product warranty at the time revenue is recognized. The warranty liability recorded at each balance sheet date reflects management’s best estimates of its product warranty based on historical information and other currently available evidence, including actual claims incurred to date and an estimate of the nature, frequency and costs of future claims for each customer.

The Company review and adjust the estimates to ensure that accruals are adequate to meet expected future warranty obligations. Initial warranty data is limited early in the launch of a new product and accordingly, future adjustments to the warranty accrual may be material.

The portion of the warranty that is expected to incur within the next 12 months is recorded in current liabilities, while the remaining balance is recorded in non-current liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of selling expenses.

The Company considers the standard warranty is not providing incremental service to customers rather than assurance to the quality of the battery packs and battery cells, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees.

Cost of revenue

(p) Cost of revenue

Cost of revenue includes direct parts, material, labor cost, manufacturing overhead (including depreciation of assets associated with the production) and shipping and handling costs charged by suppliers. Cost of revenue also includes charges to write-down the carrying value of the inventories when it exceeds its estimated net realizable value and to provide for on-hand inventories that are either obsolete or in excess of forecasted demand.

Idle capacity

Idle capacity consists of indirect production costs in excess of charges under normal capacity allocated to the Company’s produced semi-finished goods and finished goods. Production costs include direct and indirect labor, production supplies, repairs and maintenance, rent, utilities, insurance. The Company charges allocated production costs to its semi-finished and finished goods based on normal capacity on a monthly basis which is lower than its actual costs incurred. Production costs in excess of production allocations are expensed and recorded in cost of revenue-idle capacity. Idle capacity expenses amounted to $594,185 and $1,249,041 for the six months ended June 30, 2025 and 2024, respectively.

(r) Cost of revenue

Cost of revenue includes direct parts, material, labor cost, manufacturing overhead (including depreciation of assets associated with the production) and shipping and handling costs charged by suppliers. Cost of revenue also includes charges to write-down the carrying value of the inventories when it exceeds its estimated net realizable value and to provide for on-hand inventories that are either obsolete or in excess of forecasted demand.

Idle capacity

Idle capacity consists of indirect production costs in excess of charges under normal capacity allocated to the Company’s produced semi-finished goods and finished goods. Production costs include direct and indirect labor, production supplies, repairs and maintenance, rent, utilities, insurance. The Company charges allocated production costs to its semi-finished and finished goods based on normal capacity on a monthly basis which is lower than its actual costs incurred. Production costs in excess of production allocations are expensed and recorded in cost of revenue-idle capacity. Idle capacity expenses amounted to $2,594,609, $3,512,954 and $3,996,300 for the years ended December 31, 2024, 2023 and 2022, respectively.

Research and development expenses

(q) Research and development expenses

All costs associated with research and development (“R&D”) is expensed as incurred. R&D expenses consist primarily of employee compensation for those employees engaged in R&D activities, design and development expenses with new technology, materials and supplies and other R&D related expenses. For the six months ended June 30, 2025 and 2024, R&D expenses were $17,719 and $56,904, respectively.

(s) Research and development expenses

All costs associated with research and development (“R&D”) is expensed as incurred. R&D expenses consist primarily of employee compensation for those employees engaged in R&D activities, design and development expenses with new technology, materials and supplies and other R&D related expenses. For the years ended December 31, 2024, 2023 and 2022, R&D expenses were $108,863, $873,968 and $903,996, respectively.

Selling, general and administrative expenses

(r) Selling, general and administrative expenses

Selling expenses consist primarily of warranty expenses, employee compensation, and transportation cost as incurred. For the six months ended June 30, 2025 and 2024, selling expenses were US$22,061 and US$63,541, respectively, including provision of warranty expenses of nil.

For the six months ended June 30,2025, reversal for warranty liability were $153,845, compared to the same period of 2024 were nil.

General and administrative expenses consist primarily of employee compensation for employees involved in general corporate functions and those not specifically dedicated to R&D activities, depreciation and amortization expenses, consultant fee paid by shares, legal, and other professional services fees, lease and other general corporate related expenses. For the six months ended June 30, 2025 and 2024, general and administrative expenses were US$1,779,543 and US$1,495,843 respectively.

(t) Selling, general and administrative expenses

Selling expenses consist primarily of employee compensation, and transportation cost as incurred. For the years ended December 31, 2024, 2023 and 2022, selling expenses were $105,996, $218,111 and $247,181, respectively.

For the year ended December 31, 2024, reversal from warranty liability were $674,122, and provision for warranty liability were $42,176 and $256,433 for the years ended December 31, 2023 and 2022, respectively.

General and administrative expenses consist primarily of employee compensation for employees involved in general corporate functions and those not specifically dedicated to R&D activities, depreciation and amortization expenses, consultant fee paid by shares, legal, and other professional services fees, lease and other general corporate related expenses. For the years ended December 31, 2024, 2023 and 2022, general and administrative expenses were $13,005,080 ,$3,197,349 and $2,740,049 respectively.

Employee benefits

(s) Employee benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, work-related injury benefits, maternity insurance, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. For the six months ended June 30, 2025 and 2024, employee benefits expenses were $27,591 and $60,377, respectively.

(u) Employee benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, work-related injury benefits, maternity insurance, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. For the years ended December 31, 2024, 2023 and 2022, employee benefits expenses were $131,034, $301,274 and $362,167, respectively.

Impairment of property, plant and equipment

(t) Impairment of property, plant and equipment

Property, plant and equipment, are evaluated for impairment whenever events or changes in circumstances have indicated that an asset may not be recoverable and are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest charges) is less than the carrying value of the assets, the assets will be written down to the estimated fair value and such loss is recognized in income from continuing operations in the period in which the determination is made. For the six months ended June 30, 2025 and 2024, impairment of Property, plant and equipment were nil.

(v) Impairment of Property, plant and equipment

Property, plant and equipment, are evaluated for impairment whenever events or changes in circumstances have indicated that an asset may not be recoverable and are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest charges) is less than the carrying value of the assets, the assets will be written down to the estimated fair value and such loss is recognized in income from continuing operations in the period in which the determination is made. For the years ended December 31, 2024, 2023 and 2022, impairment of Property, plant and equipment were $10,350,589, nil and nil, respectively.

Other expense

(u) Other expense

Other expense mainly consists of non-operational activities such as loss of disposal of property, plant, and equipment and inventory, litigation charges, and debt forgiveness.

For the six months ended June 30, 2025 and 2024, the Company recognized other income (expenses) as below:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
(Gain) loss on disposals of property, plant, and equipment	$(66,138)	$175,292
Charges of legal compensation and contract default penalty expense (i)	115,152	-
Gain (loss) from waste disposal	307	(17,479)
Gain from debt forgiveness	(7,218)	-
Others	73,648	19,464
Total other expense	$115,751	$177,277

(i)	In April 2024, a customer of our company filed a lawsuit against Ganzhou Zhangyang in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million, RMB 22.7 million). According to the court judgment obtained, Ganzhou Zhangyang is required to return the USD$3.1 million (RMB22.7 million) it has already received and pay liquidated damages. As of June 30, 2025, based on this judgment, the Company recorded the estimated liability of USD 3.37 million (RMB 24.20 million), and $115,115 (RMB 835,151) was recorded in other expense for the six months ended June 30, 2025 and 2024 respectively.

(w) Other income (expense)

Other income (expense) mainly consists of non-operational activities such as loss of disposal of property, plant, and equipment and inventory, litigation charges, and debt forgiveness.

For the years ended December 31, 2024, 2023 and 2022, the Company recognized other income (expenses) as below:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Loss on disposals of property, plant, and equipment and inventory	$(52,220)	$-	$(388,907)
Charges of legal compensation and contract default penalty expense (i)	(436,809)	(30,295)	(1,007,950)
Gain from waste disposal	3,376	154,589	138,868
Other income from debt forgiveness (ii)	55,998	375,699	-
Others	(288,197)	(43,556)	(166,212)
Total other income (expense)	$(717,852)	$456,437	$(1,424,201)

(i)	On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Yipeng and Elong Power (Ganzhou) Co., Ltd., a subsidiary of the Company (“Elong Power (Ganzhou)”), demanding compensation in the amount of RMB 13,077,192 ($1.8 million) for losses caused by a product quality issue. On December 3, 2024, the court ordered Huizhou Yipeng to pay the plaintiff a battery replacement fee of RMB2,980,724 ($414,235), as well as other fees in the aggregate amount of RMB162,436 ($22,574), within ten days after the judgment was to take effect. The other claims were dismissed. The company has accepted the judgment but has not yet reached the enforcement stage, and recognized RMB 3,143,160 ($436,809) as other expense during the year ended December 31, 2024. Legal compensation charge of $0.9 million and $0.1 million contract default penalty expense to one customer for the year ended December 31, 2022.

(ii)	In 2024, the Company terminated a business arrangement with a related party. As a result, the remaining payment for the goods was no longer required to be made. The Company recognized RMB257,612 ($35,801) as other income during the year ended December 31, 2024. In 2024, the Company entered into an agreement with a supplier, under which the supplier granted a debt waiver of RMB 145,330($20,197) for the outstanding payment of goods.

On December 30, 2023, the Company entered into a debt forgiveness agreement with Suzhou Litai Power System Co., Ltd., a third party which had a debt of RMB2,493,080 (equivalent to $351,142) to the Company bearing interest at 8% per annum and payable on demand. Pursuant to the agreement, the principal amount of RMB2,493,080 (equivalent to $51,142) unpaid and accrued interest of RMB167,284 ($23,561) was waived by Suzhou Litai for the sake of business relationship. The Company recognized RMB2,660,364 ($375,699) as other income during the year ended December 31, 2023.

Government grants

(x) Government grants

The Company’s PRC based subsidiaries received government subsidies from certain local governments in accordance with relevant policies. The Company’s government subsidies consist of specific subsidies for specific purpose, such as investment promotion, R&D award, labor hiring subsidies and enterprise development grant.

The Company recognizes government subsidies until there is reasonable assurance that the Company will comply with conditions attaching to them and the grants will be received. The Company currently recognizes government subsidies i) using a systematic basis over the periods in which the entity recognizes the related expenses that the grants are intended to compensate and ii) when the grant becomes receivable if it compensates for expenses already incurred. As of December 31, 2024, 2023 and 2022, there were no such unearned and deferred income. For the years ended December 31, 2024, 2023 and 2022, the Company has recognized subsidies of nil, $124,685 (RMB882,902) and $375,995 (RMB2,530,353), respectively. There is no guarantee that the Company will continue to receive such grants in the future.

See below for the nature of each government subsidy received and the related accounting treatment:

For the Year Ended December 31, 2023
No.	$	Type of Subsidies	Accounting Treatment

1	2,707	Small loan interest subsidy	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
2	114,390	Investment promotion subsidy	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
3	7,588	Others (e.g. labor hiring subsidies)	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
TOTAL	124,685

For the Year Ended December 31, 2022
No.	$	Type of Subsidies	Accounting Treatment

1	322,340	Investment promotion subsidy	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	28,975	Award for patent and R&D activities	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes .
3	24,680	Others (e.g. labor hiring subsidies)	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
TOTAL	375,995

Income taxes

(v) Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the unaudited condensed consolidated financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

Uncertain tax positions

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. Interest and penalties related to uncertain tax positions, if any, are recorded under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive loss. The Company did not recognize any significant interest and penalties associated with uncertain tax positions for the six months ended June 30, 2025 and 2024. As of June 30, 2025 and December 31, 2024, the Company did not have any significant unrecognized uncertain tax positions.

(y) Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

Uncertain tax positions

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. Interest and penalties related to uncertain tax positions, if any, are recorded under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive loss. The Company did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2024, 2023 and 2022. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions.

Value-added tax (“VAT”)

(w) Value-added tax (“VAT”)

The Company is subject to statutory VAT of 13% for revenue from sales of battery cells and battery packs in PRC. The Company charges customers Output VAT on revenue generated from sales of products and pays vendors Input VAT on qualified supply purchases. Net VAT balance between input VAT and Output VAT is recorded in the line item of prepaid expenses and other current assets on the consolidated balance sheet as of June 30, 2025 and December 31, 2024, respectively.

(z) Value-added tax (“VAT”)

The Company is subject to statutory VAT of 13% for revenue from sales of battery cells and battery packs in PRC. The Company charges customers Output VAT on revenue generated from sales of products and pays vendors Input VAT on qualified supply purchases. Net VAT balance between input VAT and Output VAT is recorded in the line item of prepaid expenses and other current assets on the consolidated balance sheets as of December 31, 2024 and 2023, respectively.

Comprehensive loss

(x) Comprehensive loss

The Company applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Company during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the periods presented, the Company’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustments.

(aa) Comprehensive loss

The Company applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Company during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the periods presented, the Company’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustments.

Lease

(y) Lease

From January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognised right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the six months ended June 30, 2025 and 2024.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Finance lease

A lease is classified as a finance lease if it meets any of the following criteria at lease commencement:

1.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
2.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
3.	The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.
4.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset.
5.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Finance leases are recorded as both an asset and a liability at the lower of the fair value of the asset and the present value of the minimum lease payments at the commencement of the lease term. Finance lease payments are apportioned between the finance charge and the reduction of the outstanding liability.

(bb) Lease

From January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognises right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31, 2022, 2023 and 2024.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Finance lease

A lease is classified as a finance lease if it meets any of the following criteria at lease commencement:

1.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term
2.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
3.	The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.
4.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset.
5.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Finance leases are recorded as both an asset and a liability at the lower of the fair value of the asset and the present value of the minimum lease payments at the commencement of the lease term. Finance lease payments are apportioned between the finance charge and the reduction of the outstanding liability.

Net loss per share

(z) Net loss per share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Earnings (losses) per ordinary share is computed by dividing net income by the weighted average number of ordinary shares issued and outstanding for the periods except that it does not include ordinary shares subject to forfeiture or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, warrants, and unvested restricted shares. The dilutive effect of outstanding stock options, warrants, and restricted shares is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively. As of June 30, 2025 and December 31, 2024, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the income of the Company. As a result, diluted earnings per ordinary share is the same as basic earnings per ordinary share for the periods presented.

In according with ASC 260-10-45, the 300,000 Indemnity Escrow Shares and 9,000,000 Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic and diluted earnings per share for the six months ended June 30, 2025 and 2024 (on a retroactively adjusted basis).

(cc) Net loss per share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Earnings (losses) per ordinary share is computed by dividing net income by the weighted average number of ordinary shares issued and outstanding for the periods except that it does not include ordinary shares subject to forfeiture or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, warrants, and unvested restricted shares. The dilutive effect of outstanding stock options, warrants, and restricted shares is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively. For the years ended December 31, 2024, 2023 and 2022, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the income of the Company. As a result, diluted earnings per ordinary share is the same as basic earnings per ordinary share for the periods presented.

In according with ASC 260-10-45, the 300,000 Indemnity Escrow Shares and 9,000,000 Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic and diluted earnings per share for the years ended December 31, 2024, 2023 and 2022 (on a retroactively adjusted basis).

Segment reporting

(aa) Segment reporting

The Company operates as one operating segment in accordance with ASC 280, Segment Reporting. The Company has a common basis of organization, and the products are offered mutually. Considering the streamlining of the growing organization, the Company’s Chief Operating Decision Maker (“CODM”) which is the Chief Executive Officer continues to make decisions with regards to business operations and resource allocation based on evaluation of Elong Power as a whole. The CODM allocates resources and assess financial performance on a consolidated basis. The measure of segment assets is reported on the balance sheet as total consolidated assets accordingly, the Company operates and makes decisions as one business segment. As the Company’s long-lived assets are substantially located in the PRC and all revenue are generated within the PRC, no geographical segments are presented.

(dd) Segment reporting

The Company operates as one operating segment in accordance with ASC 280, Segment Reporting. The Company has a common basis of organization, and the products are offered mutually. Considering the streamlining of the growing organization, the Company’s Chief Operating Decision Maker (“CODM”) which is the Chief Executive Officer continues to make decisions with regards to business operations and resource allocation based on evaluation of Elong Power as a whole. The CODM allocates resources and assess financial performance on a consolidated basis. The measure of segment assets is reported on the balance sheet as total consolidated assets accordingly, the Company operates and makes decisions as one business segment. As the Company’s long-lived assets are substantially located in the PRC and all revenue are generated within the PRC, no geographical segments are presented.

Recent accounting pronouncements not yet adopted

(bb) Recent accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has adopted ASU 2023-07 for annual periods beginning from January 1, 2024 (See Note 4).

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for us for our annual reporting for fiscal 2028 and for interim period reporting beginning in fiscal 2029 on a prospective basis. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its unaudited condensed consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In February 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122 (“ASU 2025-02”), amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121, Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for Its Platform Users, as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Company’s financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Other accounting standards that have been issued by FASB but do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

(ee) Recent accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has adopted ASU 2023-07 for annual periods beginning from January 1, 2024 (See Note 4).

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for us for our annual reporting for fiscal 2028 and for interim period reporting beginning in fiscal 2029 on a prospective basis. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In February 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122 (“ASU 2025-02”), amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121, Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for Its Platform Users, as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Company’s financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Other accounting standards that have been issued by FASB but do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.